Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 29,535	$ 18,496	$ 15,930
Investments	26,860	1,470	1,209
Trade accounts receivable, net	72,862	52,515	44,718
Unbilled receivables on uncompleted contracts	10,953	9,868	9,931
Due from related parties	36,953	28,073	28,564
Inventories	59,296	46,011	28,965
Other current assets	25,436	7,794	5,508
Prepaid expenses		3,152	1,298
Total current assets	250,942	167,379	136,123	[1]
Long term assets:
Property, plant and equipment, net	157,422	135,974	103,980
Long term receivables from related parties	1,688	2,536	4,220
Goodwill and Intangible assets		3,250	1,474
Deferred income taxes	384	640	5	[1]
Other long term assets	11,001	6,420	4,721
Total long term assets	170,111	148,820	114,400
Total assets	421,053	316,199	250,523	[1]
Current liabilities:
Short-term debt and current portion of long term debt	69,961	16,921	54,925
Note payable to shareholder	79	79	80
Trade accounts payable	59,452	39,142	32,950
Due to related parties	1,991	1,283	1,999
Taxes payable		18,228	7,930
Deferred income taxes		3,384	3,048	[1]
Labor liabilities		918	954
Warrant liability	18,378	31,213
Earnout Share Liability	15,429	13,740	5,075	[2]
Current portion of customer advances on uncompleted contracts	11,646	11,841	5,782
Other current liabilities	18,559
Total current liabilities	195,495	136,749	112,743
Long term liabilities:
Warrant liability	18,378	31,213	19,991
Earnout Share Liability		20,414	23,986	[2]
Customer advances on uncompleted contracts	6,299	4,404	8,333
Long term debt	140,925	121,493	39,273
Total Long Term Liabilities	147,224	146,311	91,583	[1],[2]
Total liabilities	342,719	283,060	204,326	[1],[2]
COMMITMENTS AND CONTINGENCIES
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at June 30, 2016 December 31, 2015, December 31, 2014 respectively
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 27,916,071 and 26,895,636 and 24,801,132 shares issued and outstanding at June 30, 2016 and December 31, 2015, respectively	3	3	2
Legal Reserves	1,367	1,367	1,367
Additional paid-in capital	57,511	45,584	26,140
Retained earnings	45,391	17,354	30,119	[2]
Accumulated other comprehensive (loss)	(25,938)	(31,169)	(11,431)
Total shareholders' equity	78,334	33,139	46,197	[2]
Total liabilities and shareholders' equity	$ 421,053	$ 316,199	$ 250,523	[1],[2]

[1]	Deferred tax assets and liabilities - The Company was presenting deferred tax assets and liabilities gross on the balance sheet as at December 31, 2014. Per ASC 740 - Income Taxes, for a particular tax-paying component of an entity and within a particular tax jurisdiction, all current deferred tax liabilities and assets shall be offset and presented as a single amount and all noncurrent deferred tax liabilities and assets shall be offset and presented as a single amount. The deferred tax assets and liabilities have been reclassified on the consolidated balance sheet as at December 31, 2014.
[2]	The Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement") as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares ("Earnout Shares") to be held in escrow and to be released after the closing based on the Company's achievement of specified share price targets or targets based on Tecnoglass Holding's net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income ("EBITDA") in the fiscal years ending December 31, 2014, 2015 or 2016.